Average Annual Total Returns - BlackRock U.S. Government Bond V.I. Fund	May 01, 2021
BloombergBarclaysUsGovernmentMortgageIndex [Member]
Average Annual Return:
1 Year	6.36%
5 Years	3.49%
10 Years	3.16%
BloombergBarclaysUsMortgageBackedSecuritiesIndex [Member]
Average Annual Return:
1 Year	3.87%
5 Years	3.05%
10 Years	3.01%
Class I Shares
Average Annual Return:
1 Year	6.46%
5 Years	3.16%
10 Years	2.73%
Class III Shares
Average Annual Return:
1 Year	6.03%
5 Years	2.84%
10 Years	2.43%